Consolidated Statements of Income/(Loss) And Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues		$ 1,928,497	$ 1,971,679	$ 2,602,281
Cost of revenues		(1,374,526)	(1,545,408)	(1,350,638)
Gross profit		553,971	426,271	1,251,643
Operating expenses:
Selling and marketing		(433,566)	(387,452)	(924,538)
General and administrative		(2,635,622)	(5,646,328)	(5,516,778)
Total operating expenses		(3,069,188)	(6,033,780)	(6,441,316)
Operating loss		(2,515,217)	(5,607,509)	(5,189,673)
Other income (expenses):
Interest expenses, net		(544,279)	(476,776)	(36,695)
Other (expenses) income, net		(39,036)	149,513	(181,581)
Total other expenses, net		(583,315)	(327,263)	(218,276)
Loss before income taxes		(3,098,532)	(5,934,772)	(5,407,949)
Income tax expenses				(328,146)
Net loss		(3,098,532)	(5,934,772)	(5,736,095)
Other comprehensive income (loss):
Foreign currency translation (loss) gain		(828,224)	(1,153,713)	428,356
Comprehensive loss		$ (3,926,756)	$ (7,088,485)	$ (5,307,739)
Loss per ordinary share
Basic (in Dollars per share)		$ (3.572)	$ (22.23)	$ (137.918)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	867,422	266,973	41,591
Revenues generated from third parties
Revenues		$ 1,900,737	$ 1,938,058	$ 2,263,155
Revenue generated from related parties
Revenues		$ 27,760	$ 33,621	$ 339,126

[1]	Retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022 and October 5, 2023.